Annual Total Returns - Overseas Portfolio [BarChart] - 02.28 VIP Overseas Portfolio Initial, Service, Service 2 PRO-11 - Overseas Portfolio - VIP Overseas Portfolio-Initial VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(17.16%)
Annual Return 2012	20.74%
Annual Return 2013	30.44%
Annual Return 2014	(8.08%)
Annual Return 2015	3.62%
Annual Return 2016	(5.06%)
Annual Return 2017	30.28%
Annual Return 2018	(14.81%)
Annual Return 2019	27.77%
Annual Return 2020	15.61%